EMPLOYEE BENEFIT EXPENSES	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFIT EXPENSES
EMPLOYEE BENEFIT EXPENSES

29.    EMPLOYEE BENEFIT EXPENSES

An analysis of employee benefit expenses is as follows:

	2016	2017	2018
Salaries and bonus	3,854,571	4,205,361	4,636,972
Housing fund	388,017	395,489	414,440
Staff welfare and other expenses (Note)	1,495,618	1,576,552	1,896,365
Employment expense in relation to early retirement schemes (note 21)	132,044	767,632	447,660
Employment expenses in relation to termination benefit	29,007	30,247	37,590

	5,899,257	6,975,281	7,433,027

Note: Staff welfare and other expenses include staff welfare, staff union expenses, staff education expenses, unemployment insurance expenses, pension insurance expenses, etc.

Employee benefit expenses include remuneration payables to directors, supervisors and senior management as set out in note 30.